Note 44 - Administration Costs - Share - Based Employee Remuneration (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Classes Of Employee Benefits Expense
Expense From Share based Payment Transactions With Employees | €	€ 38,000,000	€ 57,000,000	€ 38,000,000
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number of shares received by the identify staff corresponding to the initial payment corresponding to previus year annual variable remuneration to be delivered in shares	6,481,409
Deferred Remuneration Member [Member] | Second Third Member [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	943,955
Adjustment Amount Granted In Sharebased Payment Arrangement | €	€ 697,583
Deferred Remuneration Member [Member] | Third Third Member [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	437,069
Adjustment Amount Granted In Sharebased Payment Arrangement | €	€ 501,318
Regulatory Requirements Remuneration Member [Member] | First Third Member [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,485
Adjustment Amount Granted In Sharebased Payment Arrangement | €	€ 3,869
Regulatory Requirements Remuneration Member [Member] | Second Third Member [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,201
Adjustment Amount Granted In Sharebased Payment Arrangement | €	€ 5,322
Regulatory Requirements Remuneration Member [Member] | Third Third Member [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	5,757
Adjustment Amount Granted In Sharebased Payment Arrangement | €	€ 6,603
Regulatory Requirements Remuneration Member [Member] | Total [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	49,798
BBVA Compass Member [Member] | Total [Member]
Disclosure Of Terms And Conditions Of Share based Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	331,111